Derivatives (Derivatives Other Than Cash Flow Hedges Table) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015
Derivative [Line Items]
Derivative Instruments at fair value	$ 17.4
Market Approach Valuation Technique [Member] | Less than on year
Derivative [Line Items]
Derivative Instruments at fair value	11.3
Market Approach Valuation Technique [Member] | One to two years
Derivative [Line Items]
Derivative Instruments at fair value	6.1
Market Approach Valuation Technique [Member] | More than two years
Derivative [Line Items]
Derivative Instruments at fair value	$ 0